Derivative Instruments and hedging activities (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure
Financial instruments designated as cash flow hedges or non-hedging derivatives outstanding
	Notional amount		Derivative assets			Derivative liabilities

			Statement of	Fair value at		Statement of	Fair value at
	At December 31,		condition	December 31,		condition	December 31,
(In thousands)	2021	2020	classification	2021	2020	classification	2021	2020
Derivatives designated as
hedging instruments:
Forward contracts	$87,900	$188,800	Other assets	$18	$-	Other liabilities	$125	$1,267
Total derivatives designated
as hedging instruments	$87,900	$188,800		$18	$-		$125	$1,267
Derivatives not designated
as hedging instruments:
Interest rate caps	$27,866	$29,248	Other assets	$-	$-	Other liabilities	$-	$-
Indexed options on deposits	79,114	69,054	Other assets	26,075	20,785	-	-	-
Bifurcated embedded options	72,352	63,121	-	-	-	Interest bearing deposits	22,753	17,658
Total derivatives not
designated as
hedging instruments	$179,332	$161,423		$26,075	$20,785		$22,753	$17,658
Total derivative assets
and liabilities	$267,232	$350,223		$26,093	$20,785		$22,878	$18,925

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
Year ended December 31, 2021
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion and ineffective portion)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion)
Forward contracts	$456	Mortgage banking activities	$(704)	$-
Total	$456		$(704)	$-
Year ended December 31, 2020
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion and ineffective portion)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion)
Forward contracts	$(6,594)	Mortgage banking activities	$(5,559)	$-
Total	$(6,594)		$(5,559)	$-
Year ended December 31, 2019
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion and ineffective portion)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion)
Forward contracts	$(3,502)	Mortgage banking activities	$(3,992)	$-
Total	$(3,502)		$(3,992)	$-

Amount of Net Gain (Loss) Recognized in Income on Derivatives
	Amount of Net Gain (Loss) Recognized in Income on Derivatives
		Year ended	Year ended	Year ended
	Classification of Net Gain (Loss)	December 31,	December 31,	December 31,
(In thousands)	Recognized in Income on Derivatives	2021	2020	2019
Forward contracts	Mortgage banking activities	$2,027	$(5,027)	$(2,254)
Interest rate caps	Other operating income	-	-	(5)
Indexed options on deposits	Interest expense	6,824	5,462	7,898
Bifurcated embedded options	Interest expense	(6,538)	(3,417)	(6,883)
Total		$2,313	$(2,982)	$(1,244)